ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE

4. ACCOUNTS RECEIVABLE

Accounts receivable primarily relate to uncollected sales of custom designed motors and custom picture frames. Differences between the amounts from customers less an estimated allowance for doubtful accounts, if deemed necessary by management, and based on review of all outstanding amounts on a monthly basis. Management determines the allowance for doubtful accounts, if any, by identifying troubled accounts and by using historical experience applied to the aging of accounts. As of December 31, 2025, and 2024 there was no allowance for doubtful accounts required.